Inspire Tactical Balanced ESG ETF
RISN
a series of Northern Lights Fund Trust IV
SUMMARY PROSPECTUS
MARCH 30, 2021

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 30, 2021, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at www.inspireetf.com/fund-documents/. You can also obtain these documents at no cost by calling 877.658.9473 or by sending an email request to OrderInspireETFs@UltimusFundSolutions.com. Shares of the Fund are listed and traded on NYSE Arca (the “Exchange”).

Investment Objective: The Inspire Tactical Balanced ESG ETF (the “Fund”) seeks to provide capital appreciation with lower volatility than the US large cap stock market over the long term.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	0.82%
(1)	Acquired Fund Fees and Expenses, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 84	$ 262	$ 455	$ 1,014

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended November 30, 2020, the Fund’s portfolio turnover rate was 282% of the average value of its portfolio.

Principal Investment Strategies: The Fund, an actively managed exchange-traded fund (ETF), uses a proprietary system of technical analysis to tactically allocate assets into US large cap stocks when the strategy identifies an uptrend in the
US large cap stock market, and shifts into U.S. Treasury bonds via third-party ETFs, investment grade and high-yield corporate bonds, government agency bonds, and listed gold exchange-traded products and exchange-traded notes such as SPDR Gold Shares (GLD) when the strategy identifies a downtrend in the US large cap stock market. The Fund invests at least 80% of the Fund’s net assets plus any borrowings for investment purposes in stocks or fixed income securities that meet the Fund’s environmental, social and governance (ESG) criteria described below.

Additionally, the Fund seeks to invest in the securities of the most inspiring, biblically aligned companies in the world as determined by the Inspire Impact Score® methodology which identifies companies operating as businesses of blessing with above average ESG ratings than their industry peer groups, and avoiding investments in companies involved in activities like abortion, pornography and human trafficking that do not align with biblical values. The Fund obtains ESG data from multiple third-party sources, including proprietary data from the adviser’s research team.

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The methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values:

  Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.
  Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)
  Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.
  Abortion Procedures - Company offers abortion procedures as a service.
  Cannabis Retail THC- Produces or distributes retail cannabis products containing THC, which is the psychoactive component of cannabis.
  Cannabis Cultivation/Processing- Cultivates or processes cannabis for retail or wholesale distribution.
  Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.
  Alcohol - Company produces or specifically distributes alcoholic beverages.
  Human Rights - Exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.
  LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.
  LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).
  LGBT Promotion - Provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.
  Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.
  Tobacco - Company derives revenue from growing, manufacture or distribution of tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following ESG categories:

  Corporate Governance - Company exhibits above average Corporate Governance performance relative to its industry peer group. This category considers ownership structure, voting, proxy procedures, board structure and tenure, ethical business practices and executive compensation.
  Data Security & Privacy - Company exhibits above average Data Security & Privacy performance relative to its industry peer group. This category considers data and privacy policies and practices related to the corporation and customer data.
  Environmental Stewardship - Company exhibits above average Environmental Stewardship performance relative to its industry peer group. This category considers impacts on the atmosphere, land and water including carbon emissions, deforestation, biodiversity, waste water, water pollution and other environmental stewardship issues.
  Innovation - Company exhibits above average Innovation performance relative to its industry peer group. This category considers quality and innovation throughout all aspects of product development and distribution, including R&D, packaging and disposal.
  Labor Practices - Company exhibits above average Labor Practices performance relative to its industry peer group. This category considers compliance with fair labor standards for union and non-union employees, including employee retention, education, training, health, safety, compensation, benefits, diversity and mentoring programs.
  Marketing Ethics - Company exhibits above average Marketing Ethics performance relative to its industry peer group. This category considers honest and appropriate communications and marketing channels, transparent product labeling and social impact of marketing efforts.
  Political Action - Company exhibits above average Political Action performance relative to its industry peer group. This category considers lobbying practices, attempts at regulatory capture and undue political influence such that undermines the government’s ability to serve the public interest.
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  Renewable Energy - Company exhibits above average Renewable Energy performance relative to its industry peer group for the production and/or use of renewable, sustainable energy.
  Social Impact - Company exhibits above average Social Impact performance relative to its industry peer group. This category considers a company’s overall impact on their communities, positive human rights behaviors, philanthropy and charity.
  Supply Chain - Company exhibits above average Supply Chain performance relative to its industry peer group. This category considers a company’s overall governance of their supply chain, including social and environmental impacts and ensuring proper compliance with international human rights standards.

The adviser relies exclusively on software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Active Management Risk. The adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk. The Fund invests its assets in securities with an Inspire Impact Score® of zero or higher. As a result of its strategy, the Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score®.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate.

  Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.
  Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

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ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

  Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
  Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares and lead to a difference in the market price of the Shares and their underlying market value.
  Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the Exchange specialists, market makers or other participants that trade the particular security.
    In times of market stress, market makers may step away from their role in market making in the Shares and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.
    The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.
    When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.
    In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Gold Risk. The Fund will have exposure to gold and precious metals. Investments in gold and precious metals may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Market Capitalization Companies Risk.  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited History of Operations Risk. The Fund is a new ETF with a limited history of operations for investors to evaluate.

Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

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Portfolio Turnover Risk. The Fund buys and sells investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Securities Lending Risk. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities Risk. Although U.S. government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting inspireetf.com or by calling toll free 877.658.9473.

Investment Adviser: CWM Advisors, LLC dba Inspire (the “Adviser”).

Portfolio Managers: Darrell Jayroe, CFA®, Portfolio Manager, Robert Netzly, CEO of the Adviser and Keith Chandler, Portfolio Manager of the Adviser, Jacob Chandler, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2020.

Purchase and Sale of Fund Shares: Individual Shares of the Fund may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the second market (the “bid-ask spread”). Information on the Fund’s net asset value, market price, premiums and discounts and bid-ask spreads are available at www.inspireetf.com. Because the Fund has not had a full fiscal year of investment operations, no information on the median bid-ask spread is available at this time.

Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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